Guarantees - Additional Information (Detail) (USD $)		12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Australia Pacific LNG [Member]	Dec. 31, 2011 Qatargas 3 [Member]	Dec. 31, 2011 Guarantees of Joint Venture Debt [Member]	Dec. 31, 2011 Train 1 [Member]	Dec. 31, 2011 Other Guarantees [Member]	Dec. 31, 2005 Performance Guarantee [Member] Qatargas 3 [Member]	Dec. 31, 2011 Indemnification Agreement [Member]
Guarantor Obligations [Line Items]
Ownership percentage in equity investment	50.00%	42.50%	30.00%				30.00%
Loan facilities of joint venture			$ 4,000,000,000				$ 4,000,000,000
Loan commitment to joint venture			1,200,000,000				1,200,000,000
Terms of guarantees outstanding		5 to 20 years		Up to 24 years		Up to 13 years or life of the venture.
Maximum potential amount of future payments to third-party lenders under the guarantee		1,261,000,000		100,000,000	171,000,000	450,000,000
Maximum potential amount of future payments under the guarantees in the event of intentional or reckless breach		2,820,000,000
Carrying value of the guarantee to third-party lenders								362,000,000
Environmental accruals for known contamination in carrying amount recorded for indemnifications	$ 427,000,000							$ 218,000,000